Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Changes in Group's Provisions

Changes in the Group’s provisions for the fiscal years ended December 31, 2018, 2017 and 2016 are as follows:

	Provision for lawsuits and contingencies			Provision for environmental liabilities		Provision for hydrocarbon wells abandonment obligations			Provision for pensions		Total
	Noncurrent		Current	Noncurrent	Current	Noncurrent		Current	Noncurrent	Current	Noncurrent	Current
Amount as of December 31, 2015	10,375		149	1,620	1,400	27,380		429	248	31	39,623	2,009

Increases charged to expenses	1,579		335	962	32	3,023		—	97	—	5,661	367
Decreases charged to income	(158)		(258)	—	—	(10)		(77)	(1)	—	(169)	(335)
Amounts incurred due to payments/utilization	9		(239)	—	(869)	(48)		(584)	—	(13)	(39)	(1,705)
Net exchange and translation differences	1,221		7	159	52	6,245		94	26	3	7,651	156
Deconsolidation of subsidiaries	(2,213)		(11)	(1,351)	(607)	(515)		—	(357)	(34)	(4,436)	(652)
Reclassifications and other movements	(1,608	)(2)	586	(860)	860	1,548	(1)	695 (1)	(13)	13	(933)	2,154

Amount as of December 31, 2016	9,205		569	530	868	37,623		557	—	—	47,358	1,994

Increases charged to expenses	2,394		83	1,483	—	2,946		—	—	—	6,823	83
Decreases charged to income	(1,570)		(410)	(6)	—	8		2	—	—	(1,568)	(408)
Amounts incurred due to payments/utilization	(25)		(187)	—	(661)	—		(515)	—	—	(25)	(1,363)
Net exchange and translation differences	1,483		75	—	—	6,874		121	—	—	8,357	196
Reclassifications and other movements	180	(3)	558	(811)	811	(5,580	)(1)	571 (1)	—	—	(6,211)	1,940

Amount as of December 31, 2017	11,667		688	1,196	1,018	41,871		736	—	—	54,734	2,442

Increases charged to expenses	3,320		357	3,021	—	3,785		—	—	—	10,126	357
Decreases charged to income	(371)		(266)	—	—	(14,250)		—	—	—	(14,621)	(266)
Amounts incurred due to payments/utilization	(76)		(129)	—	(933)	—		(1,514)	—	—	(76)	(2,576)
Net exchange and translation differences	6,826		471	495	80	43,674		758	—	—	50,995	1,309
Increases due to business combination(4)	—		—	465	—	—		—	—	—	465	—
Result from net monetary position(5)	(204)		66	—	—	—		—	—	—	(204)	66
Reclassifications and other movements	73		(64)	(1,457)	1,457	(16,647	)(1)	1,804 (1)	—	—	(18,031)	3,197

Amount as of December 31, 2018	21,235		1,123	3,720	1,622	58,433		1,784	—	—	83,388	4,529

(1)

Includes (11,710), (4,913) and 2,243 corresponding to the annual recalculation of abandonment of hydrocarbon wells cost for the years ended December 31, 2018, 2017 and 2016, respectively; (3,133) and (96) corresponding to liabilities reclassified as Liabilities associated to assets held for disposal as of December 31, 2018 and 2017, respectively.

(2)

Includes (950) corresponding to resolutions for contractual claims that were reclassified to Other liabilities (see Note 14.a.2); and (75) corresponding to tax claims that were reclassified as Tax Charges.

(3)	Includes (2,098) corresponding to resolutions for contractual claims that were reclassified to Other liabilities (see Note 14.a.2); and 2,932 of reclassifications of Other liabilities (see Note 27).
(4)	See Note 3.
(5)	Includes adjustment for inflation of opening balances which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.